Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.32375%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$938,617.02

Principal:
Principal Collections	$12,380,480.56
Prepayments in Full	$7,450,321.80
Liquidation Proceeds	$147,076.45
Recoveries	$48,349.36
Sub Total	$20,026,228.17
Collections	$20,964,845.19

Purchase Amounts:
Purchase Amounts Related to Principal	$144,427.02
Purchase Amounts Related to Interest	$583.85
Sub Total	$145,010.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,109,856.06

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,109,856.06
Servicing Fee	$315,506.54	$315,506.54	$0.00	$0.00	$20,794,349.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,794,349.52
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,794,349.52
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,794,349.52
Interest - Class A-3 Notes	$314,093.01	$314,093.01	$0.00	$0.00	$20,480,256.51
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$20,284,219.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,284,219.18
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$20,221,059.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,221,059.18
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$20,175,780.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,175,780.18
Regular Principal Payment	$18,359,541.03	$18,359,541.03	$0.00	$0.00	$1,816,239.15
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,816,239.15
Residual Released to Depositor	$0.00	$1,816,239.15	$0.00	$0.00	$0.00
Total		$21,109,856.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,359,541.03
Total					$18,359,541.03

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,359,541.03	$53.05	$314,093.01	$0.91	$18,673,634.04	$53.96
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$18,359,541.03	$17.44	$618,569.34	$0.59	$18,978,110.37	$18.03

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$169,018,660.47	0.4884085	$150,659,119.44	0.4353555
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$326,678,660.47	0.3103128	$308,319,119.44	0.2928730

Pool Information
Weighted Average APR	2.974%	2.980%
Weighted Average Remaining Term	34.37	33.55
Number of Receivables Outstanding	21,766	21,102
Pool Balance	$378,607,847.08	$358,383,937.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$350,781,277.97	$332,118,378.29
Pool Factor	0.3315112	0.3138030

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$26,265,559.06
Targeted Overcollateralization Amount	$50,064,817.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,064,817.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$101,603.90
(Recoveries)		62	$48,349.36
Net Loss for Current Collection Period			$53,254.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1688%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0060%
Second Prior Collection Period			0.2179%
Prior Collection Period			0.2321%
Current Collection Period			0.1734%
Four Month Average (Current and Prior Three Collection Periods)			0.1544%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,615	$6,995,824.40
(Cumulative Recoveries)			$1,619,623.29
Cumulative Net Loss for All Collection Periods			$5,376,201.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4707%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,331.78
Average Net Loss for Receivables that have experienced a Realized Loss			$3,328.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	142	$3,286,828.74
61-90 Days Delinquent	0.11%	21	$410,536.50
91-120 Days Delinquent	0.05%	7	$161,424.92
Over 120 Days Delinquent	0.12%	16	$417,094.19
Total Delinquent Receivables	1.19%	186	$4,275,884.35

Repossession Inventory:
Repossessed in the Current Collection Period		5	$106,720.46
Total Repossessed Inventory		6	$157,569.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1609%
Prior Collection Period			0.2022%
Current Collection Period			0.2085%
Three Month Average			0.1905%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2760%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	28

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	69	$1,538,430.94
2 Months Extended	99	$2,334,624.13
3+ Months Extended	6	$127,854.96

Total Receivables Extended	174	$4,000,910.03

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer